DELAWARE LIFE ACCELERATOR PRIME
®
VARIABLE ANNUITY

An individual flexible payment variable annuity

Issued by

Delaware Life Insurance Company

Supplement dated December 1, 2024

to the Prospectus dated April 30, 2024 and

the Initial Summary Prospectus dated

April 30, 2024
This Rate Sheet Prospectus Supplement (the “
Supplement
” or “
Rate Sheet Supplement
”) provides certain information
contained in the Delaware Life Accelerator Prime
®
Variable Annuity Prospectus dated April 30, 2024, as Supplemented
(the “
Prospectus
”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the
Prospectus.
We are issuing this Supplement to provide: (1)
For the GLWBs
, the current Lifetime Withdrawal Percentages (the
“LW%”), Lifetime Withdrawal Adjustment Factors applied to the LW%, Bonus Rates (“BR%”), Bonus Period Lengths,
Election Lockout Period, GLWB Fees, GLWB Fee Rate Lock Period (for the Flex Income Boost GLWB and Flex Income
Control GLWB only) and the Termination Lockout Period; (2)
For the GMAB
, the current Terms, GMAB Factor, GMAB
Subsequent Purchase Payment Adjustment Factor and the GMAB Fee, if you elect a GMAB;(3)
For the GMPB
, the
current Terms, GMPB Buffer Factor, GMPB Cancellation Thresholds, GMPB Purchase Payment Window and GMPB
Fee, if you elect a GMPB; and (4)
For the HAV and ROP Death Benefits
, the current HAV Fee Rate and ROP Fee Rate.
These rates, charges and values for the optional benefit riders will not change for the life of your Contract (unless subject to a Step-Up as described in the Step-Up Feature section of the Prospectus, a successive Term as described in the GMAB section of the Prospectus, a change in the GLWB Fee for the Flex Income Boost GLWB or the Flex Income Control
GLWB, after the GLWB Fee Rate Lock Period.) At the time of a Step-Up or GLWB Fee increase after GLWB Fee Rate
Lock Period, the annual GLWB Fee Rate may increase up to 2.50% (0.625% quarterly). If you elect a successive Term under a GMAB, the annual GMAB Fee Rate may increase up to 1.50% (0.375% quarterly).
If you would like another copy of the current Prospectus, including any historical rates and fees, you may obtain one by visiting
https://dfinview.com/DelawareLife/TAHD/246115208
or by calling us at (800)
374-3714
. The Prospectus and
this Supplement can also be found on the U.S. Securities and Exchange Commission’s website
(www.sec.gov)
by
searching File No.
333-2388
65.
The GLWB, GMPB, GMAB, HAV Fee and ROP Fee rates, charges and values below apply to applications signed and received In Good Order between December 1, 2024 and December 31, 2024.

LW%
The Lifetime Withdrawal Percentage is based on the age of the youngest GLWB Covered Person on the Income Start
Date and on the date of any subsequent Step-Up, as shown in the table below.
LW% for the Income Boost GLWB and Flex Income Boost GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
less than 55	0.00%	0.00%
55-59	4.00%	3.50%
60-64	4.25%	3.75%
65-69	5.40%	4.90%
70-74	5.60%	5.10%
75-79	5.80%	5.30%
80-84	6.00%	5.50%
85+	6.00%	5.50%
LW% for the Income Control GLWB and Flex Income Control GLWB

Age on Your Income Start Date and any Subsequent Step-Up date*	Lifetime Withdrawal Percentage Single-Life Coverage	Lifetime Withdrawal Percentage Joint-Life Coverage
less than 55	0.00%	0.00%
55-59	4.25%	3.75%
60-64	4.80%	4.30%
65-69	6.00%	5.50%
70-74	6.35%	5.85%
75-79	6.60%	6.10%
80-84	6.75%	6.25%
85+	6.75%	6.25%

*
If you elect joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “GLWB Covered Person and Joint
GLWB Covered Person.”
LIFETIME WITHDRAWAL ADJUSTMENT FACTOR (“LWAF”)
The LWAF is the factor set on the Election Date used in the calculation of the Adjusted Lifetime Withdrawal Percentages.
The LWAF determined on the Election Date is based on the difference between the Adjustment Election Rate and
Adjustment Base Rate, i.e. B-A
Where:
A
= The Adjustment Base Rate
B
= The Adjustment Election Rate

To determine the Adjusted Lifetime Withdrawal Percentages, you add the LWAF to the Lifetime Withdrawal Percentages
effective on the Issue Date.

B-A	LWAF
-3.00% and lower	-2.40%
-2.75% to -2.99%	-2.20%
-2.50% to -2.74%	-2.00%
-2.25% to -2.49%	-1.80%
-2.00% to -2.24%	-1.60%
-1.75% to -1.99%	-1.40%
-1.50% to -1.74%	-1.20%
-1.25% to -1.49%	-1.00%
-1.00% to -1.24%	-0.80%
-0.75% to -0.99%	-0.60%
-0.50% to -0.74%	-0.40%
-0.25% to -0.49%	-0.20%
0.00% to -0.24%	0.00%
0.00% to 0.24%	0.00%
0.25% to 0.49%	0.20%
0.50% to 0.74%	0.40%
0.75% to 0.99%	0.60%
1.00% to 1.24%	0.80%
1.25% to 1.49%	1.00%
1.50% to 1.74%	1.20%
1.75% to 1.99%	1.40%
2.00% to 2.24%	1.60%
2.25% to 2.49%	1.80%
2.50% to 2.74%	2.00%
2.75% to 2.99%	2.20%
3.00% to 3.24%	2.40%
3.25% to 3.49%	2.60%
3.50% to 3.74%	2.80%
3.75% and greater	3.00%
BR%
On each Contract Anniversary during a Bonus Period, we will calculate a Bonus Amount that may be added to the
Withdrawal Benefit Base. The Bonus Amount will be equal to the current Bonus Base multiplied by the Bonus Rate. The
Bonus Rate for the Income Boost GLWB, Flex Income Boost GLWB, Income Control GLWB, and Flex Income Control
GLWB is 7.50%.
BONUS PERIOD LENGTHS
We currently offer a ten-year Bonus Period.
ELECTION LOCKOUT PERIOD
If you elect and activate the Flex Income Boost GLWB or the Flex Income Control GLWB, you cannot elect either
GLWB for a period of one year from the Issue Date.

GLWB FEE
The GLWB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GLWB
Fee is calculated by multiplying the annual GLWB Fee Rate (divided by four) by the Withdrawal Benefit Base. The annual GLWB Fee Rate is currently
1.35
% (0.3375% quarterly) for all GLWB riders. The GLWB Fee will never exceed the maximum annual GLWB Fee Rate, 2.50% (0.625% quarterly) for a Step-Up, or after the GLWB Fee Rate Lock
Period.
GLWB FEE RATE LOCK PERIOD
If you elect and activate the Flex Income Boost GLWB or Flex Income Control GLWB, your GLWB Fee will not change for a two year period, known as the GLWB Fee Rate Lock Period. However after the GLWB Fee Rate Lock Period, we may increase it up to 2.50% (0.625% quarterly) at one time or in increments.
GMPB TERMS
We currently offer a ten-year Term known as Armor Flex 10 GMPB and a seven-year Term known as Armor Flex 7
GMPB.
GMPB BUFFER FACTOR
The current GMPB Buffer Factor for the initial Term is 20% for the Armor Flex 10 GMPB and 10% for the Armor Flex 7
GMPB. The minimum GMPB Buffer Factor is 0% and the maximum GMPB Buffer Factor is 75% for the Armor Flex 10
GMPB and the Armor Flex 7 GMPB.
GMPB CANCELLATION THRESHOLDS
The current GMPB Cancellation Thresholds are:

	Completed Years of Term at time request to terminate is received
	1	2	3	4	5	6	7	8	9	10
Seven-Year GMPB	110%	120%	130%	140%	150%	160%	190%
Ten-Year GMPB	110%	120%	130%	140%	150%	160%	170%	180%	190%	200%
GMPB FEE
The GMPB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMPB
Fee is calculated by multiplying the annual GMPB Fee Rate (divided by four) by the GMPB Base. The annual GMPB Fee
Rate is currently
0.35
% (0.0875% quarterly) for the Armor Flex 10 GMPB and the Armor Flex 7 GMPB.
The annual GMPB Fee Rate will never exceed the maximum annual GMPB Fee Rate, currently 1.50% (0.375%
quarterly) for the successive Term.
GMPB PURCHASE PAYMENT WINDOW
The current GMPB Purchase Payment Window is 90 days from the Issue Date.
GMAB TERMS
We currently offer a ten-year Term known as the Armor Ten GMAB and a seven-year Term known as the Armor Seven
GMAB.

GMAB FACTORS
The GMAB Factor for the initial Term is 110% for the Armor 10 GMAB and 100% for the Armor 7 GMAB.
GMAB Subsequent Purchase Payment Adjustment Factors
The current GMAB Subsequent Purchase Payment Adjustment Factors for the initial Term are:
Armor Ten GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	90%
1	80%
2	70%
3	60%
4	50%
5	50%
6	50%
7	50%
8	50%
9	50%
Armor Seven GMAB

Completed Years of Term at time Purchase Payment is received	Purchase Payment Adjustment Factor
0	85%
1	70%
2	60%
3	50%
4	50%
5	50%
6	50%
GMAB FEE
The GMAB Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The GMAB
Fee is calculated by multiplying the annual GMAB Fee Rate (divided by four) by the GMAB Base. The annual GMAB
Fee Rate is currently
0.60
% (0.15% quarterly) for the Armor Seven GMAB and the Armor Ten GMAB.
The annual GMAB Fee Rate will never exceed the maximum annual GMAB Fee Rate, currently 1.50% (0.375%
quarterly) for successive Terms.

HAV FEE
The HAV Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The HAV Fee is calculated by multiplying the annual HAV Fee Rate (divided by four) by the HAV Value. The annual HAV Fee Rate is
0.25
% (0.0625% quarterly). The annual HAV Fee Rate will never exceed the maximum annual HAV Fee Rate, currently
2.00% (0.50% quarterly)
ROP FEE
The ROP Fee is deducted from the Contract Value on the last Valuation Period of each Contract Quarter. The ROP Fee is calculated by multiplying the annual ROP Fee Rate (divided by four) by the ROP Value. The annual ROP Fee Rate is
0.10
% (0.025% quarterly). The annual ROP Fee Rate will never exceed the maximum annual ROP Fee Rate, currently
2.00% (0.50% quarterly)
TERMINATION LOCKOUT PERIOD
You may not terminate your GLWB for a five-year period from the Issue Date or the Election Date.
If you have any questions regarding this Supplement, please call the Service Center toll-free at (800)
374-3714
or write to
us by mail - Delaware Life Insurance Company, P.O. Box 80428, Indianapolis, IN 46280; by express mail -Delaware Life
Insurance Company, 10555 Group 1001 Way, Zionsville, IN 46077 and by facsimile at (800)
883-9165
.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus dated

April 30, 2024 and the Initial Summary Prospectus dated April 30, 2024.
Please read this Supplement carefully and retain it for future reference.